Schedule of Investments (unaudited) November 30, 2020	iShares® ESG MSCI EM Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.2%
Globant SA(a)	9,813	$1,851,517

Brazil — 3.2%
Atacadao SA	91,200	340,509
B2W Cia. Digital(a)	58,700	767,242
B3 SA - Brasil, Bolsa, Balcao	541,900	5,647,233
Banco do Brasil SA	227,700	1,431,435
Banco Santander Brasil SA	109,700	797,370
Cia Brasileira de Distribuicao	42,800	550,282
Cosan SA	40,600	584,485
CPFL Energia SA	57,200	332,932
Energisa SA	49,400	426,850
Klabin SA	182,500	849,791
Localiza Rent a Car SA	158,890	1,982,972
Lojas Renner SA	210,100	1,742,853
Natura & Co. Holding SA(a)	235,241	2,201,665
Notre Dame Intermedica Participacoes SA	126,829	1,612,986
Telefonica Brasil SA	118,124	981,415
TIM SA	224,500	562,276
Ultrapar Participacoes SA	190,600	719,419
Via Varejo SA(a)	338,000	1,113,875
WEG SA	220,853	3,016,655

		25,662,245

Chile — 0.5%
Cencosud Shopping SA	121,101	200,180
Empresas CMPC SA	296,923	638,766
Empresas COPEC SA	103,575	816,955
Enel Americas SA	9,078,963	1,309,119
Enel Chile SA	6,806,844	470,958
Falabella SA	196,863	670,129

		4,106,107

China — 31.5%
360 Security Technology Inc., Class A	69,600	175,588
3SBio Inc.(a)(b)	331,500	328,400
51job Inc., ADR(a)	7,037	496,109
AAC Technologies Holdings Inc.	192,000	1,074,853
Air China Ltd., Class A	84,200	100,836
Air China Ltd., Class H	498,000	402,768
Aisino Corp., Class A	34,000	71,566
Alibaba Group Holding Ltd., ADR(a)	156,511	41,218,737
Alibaba Health Information Technology Ltd.(a)	1,058,000	3,111,564
A-Living Smart City Services Co. Ltd.(b)	122,750	516,967
Angel Yeast Co. Ltd., Class A	14,600	102,068
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	35,300	46,191
Bank of Shanghai Co. Ltd., Class A	236,500	290,056
Baoshan Iron & Steel Co. Ltd., Class A	292,100	275,677
BBMG Corp., Class A	136,100	64,121
Beijing Enterprises Water Group Ltd.	1,128,000	456,875
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	40,250	209,204
Beijing Shiji Information Technology Co. Ltd., Class A	12,500	63,412
Beijing Tongrentang Co. Ltd., Class A	19,700	80,537
BYD Co. Ltd., Class A	29,600	774,419
BYD Co. Ltd., Class H	167,500	3,934,441
BYD Electronic International Co. Ltd.	179,500	887,949
CanSino Biologics Inc., Class H(a)(b)	15,600	342,083

Security	Shares	Value

China (continued)
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	10,900	$73,551
China CITIC Bank Corp. Ltd., Class H	2,338,000	1,010,293
China Conch Venture Holdings Ltd.	430,500	2,043,521
China Construction Bank Corp., Class A	133,800	145,392
China Construction Bank Corp., Class H	25,280,000	19,826,172
China Eastern Airlines Corp. Ltd., Class A	163,900	124,047
China Everbright Bank Co. Ltd., Class H	805,000	313,589
China Everbright Environment Group Ltd.	982,000	544,676
China Gas Holdings Ltd.	685,000	2,522,638
China Jushi Co. Ltd., Class A	52,700	134,714
China Lesso Group Holdings Ltd.	286,000	510,576
China Literature Ltd.(a)(b)	80,600	612,362
China Medical System Holdings Ltd.	363,000	370,843
China Mengniu Dairy Co. Ltd.	726,000	3,670,971
China Merchants Bank Co. Ltd., Class H	1,025,500	6,488,330
China Merchants Property Operation & Service Co. Ltd., Class A	14,300	50,420
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	112,200	249,979
China Minsheng Banking Corp. Ltd., Class H	1,551,000	856,276
China Molybdenum Co. Ltd., Class A	290,900	202,924
China Molybdenum Co. Ltd., Class H	885,000	415,530
China National Accord Medicines Corp. Ltd., Class A	4,000	30,079
China National Medicines Corp. Ltd., Class A	14,200	96,466
China National Software & Service Co. Ltd., Class A	7,100	78,457
China Overseas Land & Investment Ltd.	1,012,000	2,461,957
China Overseas Property Holdings Ltd.	350,000	228,894
China Resources Gas Group Ltd.	244,000	1,175,543
China Resources Pharmaceutical Group Ltd.(b)	449,000	242,671
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	13,300	54,777
China Shenhua Energy Co. Ltd., Class H	45,500	87,919
China TransInfo Technology Co. Ltd., Class A	28,500	84,894
China Vanke Co. Ltd., Class A	158,500	739,512
China Vanke Co. Ltd., Class H	443,400	1,684,377
CIFI Holdings Group Co. Ltd.	836,000	722,502
CITIC Ltd.	1,530,000	1,195,976
Contemporary Amperex Technology Co. Ltd., Class A	36,400	1,343,159
Country Garden Services Holdings Co. Ltd.	365,000	2,043,341
CSPC Pharmaceutical Group Ltd.	2,359,360	2,303,819
Dali Foods Group Co. Ltd.(b)	541,500	335,273
ENN Energy Holdings Ltd.	207,800	2,752,797
Eve Energy Co. Ltd., Class A	29,132	285,567
Fosun International Ltd.	667,500	964,334
Geely Automobile Holdings Ltd.	1,547,000	4,300,271
GEM Co. Ltd., Class A	60,600	47,062
Genscript Biotech Corp.(a)	278,000	399,474
Glodon Co. Ltd., Class A	9,000	91,779
GoerTek Inc., Class A	52,400	302,377
Gotion High-tech Co. Ltd., Class A(a)	16,200	72,063
Greenland Holdings Corp. Ltd., Class A	136,100	133,205
Greentown Service Group Co. Ltd.	384,000	446,287
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	18,900	87,894
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	6,400	84,621
Guangzhou R&F Properties Co. Ltd., Class H	447,600	583,136
Hangzhou Robam Appliances Co. Ltd., Class A	16,200	98,407
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	308,000	1,479,910
Huadong Medicine Co. Ltd., Class A	30,000	126,110

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG MSCI EM Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Huaxia Bank Co. Ltd., Class A	197,900	$196,398
Hutchison China MediTech Ltd., ADR(a)	18,293	567,083
Industrial Bank Co. Ltd., Class A	331,100	1,057,717
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	94,100	540,436
Jinke Properties Group Co. Ltd., Class A	80,500	97,628
Kingdee International Software Group Co. Ltd.	636,000	2,219,129
KWG Group Holdings Ltd.	343,000	468,984
Lee & Man Paper Manufacturing Ltd.	345,000	280,361
Lenovo Group Ltd.	1,900,000	1,355,305
Logan Group Co. Ltd.	364,000	609,445
Longfor Group Holdings Ltd.(b)	469,000	3,073,228
Luye Pharma Group Ltd.(b)	452,000	263,533
Meituan, Class B(a)	945,800	35,379,813
Microport Scientific Corp.	189,000	815,485
NARI Technology Co. Ltd., Class A	78,400	281,074
NIO Inc., ADR(a)	280,743	14,185,944
Oceanwide Holdings Co. Ltd., Class A	50,100	30,075
Offshore Oil Engineering Co. Ltd., Class A	80,500	57,133
Ovctek China Inc., Class A	8,600	83,648
Ping An Healthcare and Technology Co. Ltd.(a)(b)	136,900	1,674,939
Poly Developments and Holdings Group Co. Ltd., Class A	188,700	493,836
Poly Property Services Co. Ltd.	30,400	221,358
Sangfor Technologies Inc., Class A	6,000	183,904
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	648,000	1,340,718
Shanghai International Airport Co. Ltd., Class A	15,700	187,352
Shanghai M&G Stationery Inc., Class A	14,500	160,339
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	33,800	103,301
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	205,400	347,610
Shenzhen Inovance Technology Co. Ltd., Class A	27,500	321,811
Shenzhen Investment Ltd.	834,000	304,446
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	16,100	825,437
Siasun Robot & Automation Co. Ltd., Class A(a)	18,600	38,670
Sichuan Chuantou Energy Co. Ltd., Class A	61,500	97,485
Sino Biopharmaceutical Ltd.	2,731,500	2,748,236
Sinopharm Group Co. Ltd., Class H	354,800	876,874
Sinotrans Ltd., Class A	52,800	38,036
Sinotruk Hong Kong Ltd.	180,000	446,720
Sun Art Retail Group Ltd.	629,500	660,965
Suning.com Co. Ltd., Class A	146,000	203,026
TCL Technology Group Corp., Class A	208,300	221,914
Tencent Holdings Ltd.	527,200	38,286,179
Topchoice Medical Corp., Class A(a)	5,100	162,527
Transfar Zhilian Co. Ltd., Class A	68,200	58,147
TravelSky Technology Ltd., Class H	246,000	557,843
Unisplendour Corp. Ltd., Class A	43,500	147,822
Vinda International Holdings Ltd.	96,000	274,286
Vipshop Holdings Ltd., ADR(a)	116,663	2,979,573
Wanda Film Holding Co. Ltd., Class A(a)	31,400	91,290
Wangsu Science & Technology Co. Ltd., Class A	37,500	44,054
Weifu High-Technology Group Co. Ltd., Class A	9,800	38,575
Wharf Holdings Ltd. (The)	403,000	997,038
Winning Health Technology Group Co. Ltd., Class A	30,800	73,724
Wuhu Sanqi Interactive Entertainment Network
Technology Group Co. Ltd., Class A	32,900	130,651
WuXi AppTec Co. Ltd., Class A	32,560	511,315
WuXi AppTec Co. Ltd., Class H(b)	73,700	1,102,767
Wuxi Biologics Cayman Inc., New(b)	802,500	8,034,698
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	14,800	141,748

Security	Shares	Value

China (continued)
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	52,700	$100,195
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	197,800	316,888
Yunnan Baiyao Group Co. Ltd., Class A	20,300	293,920
Zhejiang Expressway Co. Ltd., Class H	384,000	273,419
Zhejiang Huayou Cobalt Co. Ltd., Class A(a)	19,400	154,258
Zhejiang Weixing New Building Materials Co. Ltd., Class A	29,500	84,645
Zhengzhou Yutong Bus Co. Ltd., Class A	39,200	103,541
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	94,400	122,807
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	354,600	370,037

		250,867,478

Colombia — 0.1%
Bancolombia SA	64,170	495,284

Czech Republic — 0.1%
Komercni Banka AS(a)	19,709	527,902
Moneta Money Bank AS(a)(b)	135,930	406,120

		934,022

Egypt — 0.2%
Commercial International Bank Egypt SAE	364,309	1,444,698
EISewedy Electric Co.	184,739	107,264

		1,551,962

Greece — 0.1%
Hellenic Telecommunications Organization SA	61,790	1,032,567

Hungary — 0.5%
MOL Hungarian Oil & Gas PLC(a)	109,776	736,501
OTP Bank Nyrt(a)	58,884	2,340,153
Richter Gedeon Nyrt	34,669	822,873

		3,899,527

India — 12.8%
Ambuja Cements Ltd.	182,756	644,219
Asian Paints Ltd.	100,048	2,992,811
Axis Bank Ltd.(a)	595,373	4,836,545
Berger Paints India Ltd.	64,055	560,272
Bharat Petroleum Corp. Ltd.	173,010	871,402
Bharti Airtel Ltd.	330,605	2,068,060
Britannia Industries Ltd.	28,205	1,385,547
Colgate-Palmolive India Ltd.	31,419	642,200
Dabur India Ltd.	139,229	939,646
Divi’s Laboratories Ltd.	33,982	1,654,263
DLF Ltd.	161,403	407,996
Eicher Motors Ltd.	35,663	1,220,602
Grasim Industries Ltd.	78,719	930,889
Havells India Ltd.	59,784	646,953
HCL Technologies Ltd.	286,266	3,177,845
Hero MotoCorp Ltd.	30,829	1,294,188
Hindalco Industries Ltd.	406,915	1,243,720
Hindustan Petroleum Corp. Ltd.	178,639	504,996
Hindustan Unilever Ltd.	216,601	6,253,844
Housing Development Finance Corp. Ltd.	447,402	13,630,865
Infosys Ltd.	896,128	13,310,704
Lupin Ltd.	59,042	710,995
Mahindra & Mahindra Ltd.	211,278	2,059,822
Marico Ltd.	133,778	664,227
Nestle India Ltd.	8,815	2,129,342

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG MSCI EM Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Pidilite Industries Ltd.	39,017	$812,702
Piramal Enterprises Ltd.	24,212	453,826
Reliance Industries Ltd.	750,098	19,546,482
Shree Cement Ltd.	2,820	925,565
Siemens Ltd.	19,281	394,036
Tata Consultancy Services Ltd.	246,365	8,914,467
Tech Mahindra Ltd.	164,481	1,947,508
Titan Co. Ltd.	92,884	1,707,266
UPL Ltd.	132,618	748,006
Wipro Ltd.	304,074	1,439,148

		101,670,959

Indonesia — 2.1%
Bank Central Asia Tbk PT	2,591,700	5,694,582
Bank Mandiri Persero Tbk PT	4,923,700	2,205,553
Bank Negara Indonesia Persero Tbk PT	1,929,800	820,028
Bank Rakyat Indonesia Persero Tbk PT	14,585,800	4,224,924
Barito Pacific Tbk PT(a)	7,106,800	528,480
Indah Kiat Pulp & Paper Corp. Tbk PT	730,500	448,802
Indofood Sukses Makmur Tbk PT	1,141,300	573,883
Kalbe Farma Tbk PT	5,666,800	604,004
Perusahaan Gas Negara Tbk PT	3,018,200	297,117
Unilever Indonesia Tbk PT	2,029,900	1,110,551

		16,507,924

Kuwait — 0.1%
Agility Public Warehousing Co. KSC	273,498	574,985

Malaysia — 2.9%
AMMB Holdings Bhd	441,900	360,115
Axiata Group Bhd	713,600	621,816
CIMB Group Holdings Bhd	1,704,600	1,518,826
Dialog Group Bhd	1,054,100	931,458
DiGi.Com Bhd	816,400	801,571
Fraser & Neave Holdings Bhd	39,400	313,924
HAP Seng Consolidated Bhd	163,900	331,904
Hartalega Holdings Bhd(c)	452,800	1,600,471
IHH Healthcare Bhd	588,900	812,376
Kossan Rubber Industries	332,800	508,921
Kuala Lumpur Kepong Bhd	112,200	647,202
Malayan Banking Bhd	1,037,700	2,012,231
Malaysia Airports Holdings Bhd	274,363	350,867
Maxis Bhd	642,400	772,646
MISC Bhd	356,700	594,500
Nestle Malaysia Bhd	17,800	585,469
Petronas Dagangan Bhd	75,800	386,256
Petronas Gas Bhd	73,300	326,737
PPB Group Bhd	164,100	749,205
Press Metal Aluminium Holdings Bhd	364,300	625,945
Public Bank Bhd	766,400	3,273,284
RHB Bank Bhd	441,900	558,612
Sime Darby Bhd	719,900	408,191
Supermax Corp. Bhd(a)	390,900	873,144
Telekom Malaysia Bhd(c)	297,200	367,670
Tenaga Nasional Bhd	149,100	368,907
Top Glove Corp. Bhd	1,280,000	2,237,015
Westports Holdings Bhd	234,800	247,825
YTL Corp. Bhd(a)	10,200	1,615

		23,188,703

Mexico — 1.4%
Alfa SAB de CV, Class A	694,200	547,948

Security	Shares	Value

Mexico (continued)
Arca Continental SAB de CV	118,900	$581,744
Cemex SAB de CV, CPO, NVS	3,965,176	1,809,819
Coca-Cola Femsa SAB de CV	141,100	637,440
Fomento Economico Mexicano SAB de CV	511,000	3,700,070
Gruma SAB de CV, Class B	58,230	642,404
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)	55,375	826,126
Grupo Bimbo SAB de CV, Series A	425,500	902,656
Industrias Penoles SAB de CV	37,295	548,772
Infraestructura Energetica Nova SAB de CV(a)	141,200	502,622
Kimberly-Clark de Mexico SAB de CV, Class A	408,000	648,946

		11,348,547

Pakistan — 0.0%
Oil & Gas Development Co. Ltd.	171,054	106,657

Philippines — 1.3%
Aboitiz Equity Ventures Inc.	79,000	69,339
Ayala Corp.	74,400	1,274,301
Ayala Land Inc.	2,070,700	1,636,577
Bank of the Philippine Islands	445,110	768,389
BDO Unibank Inc.	524,050	1,125,923
JG Summit Holdings Inc.	792,758	1,082,458
Manila Electric Co.	60,400	353,757
Metropolitan Bank & Trust Co.	484,740	483,429
SM Investments Corp.	64,710	1,305,505
SM Prime Holdings Inc.	2,665,700	1,995,948

		10,095,626

Poland — 1.2%
Bank Polska Kasa Opieki SA(a)	47,902	725,176
CD Projekt SA(a)	17,770	1,846,696
Cyfrowy Polsat SA	75,492	537,790
Grupa Lotos SA	6,049	55,955
KGHM Polska Miedz SA(a)	36,985	1,470,322
Orange Polska SA(a)	181,768	306,988
Polski Koncern Naftowy ORLEN SA	79,555	1,174,646
Powszechna Kasa Oszczednosci Bank Polski SA(a)	229,870	1,619,148
Powszechny Zaklad Ubezpieczen SA(a)	158,265	1,060,730
Santander Bank Polska SA(a)	9,173	425,854

		9,223,305

Qatar — 0.9%
Commercial Bank PSQC (The)	538,632	631,550
Ooredoo QPSC	210,423	383,412
Qatar Fuel QSC	115,806	577,469
Qatar National Bank QPSC	1,194,738	5,706,404

		7,298,835

Russia — 2.5%
Gazprom PJSC	3,113,180	7,424,504
LUKOIL PJSC	109,511	7,202,429
Mobile TeleSystems PJSC, ADR	113,102	976,070
Novolipetskiy Metallurgicheskiy Kombinat PAO	313,740	789,036
PhosAgro PJSC, GDR(d)	34,891	445,907
Polymetal International PLC	62,151	1,296,238
Polyus PJSC	8,907	1,690,985

		19,825,169

Saudi Arabia — 1.6%
Almarai Co. JSC	65,845	981,372
Banque Saudi Fransi	156,673	1,384,768
Samba Financial Group	257,922	2,124,937
Saudi Arabian Mining Co.(a)	114,984	1,292,213
Saudi Basic Industries Corp.	236,728	6,116,073

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG MSCI EM Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Savola Group (The)	69,770	$856,639

		12,756,002

Singapore — 0.1%
BOC Aviation Ltd.(b)	53,500	475,479

South Africa — 7.0%
Absa Group Ltd.	191,318	1,362,297
Anglo American Platinum Ltd.	14,360	1,044,962
Aspen Pharmacare Holdings Ltd.(a)	100,367	800,796
Bid Corp. Ltd.	89,072	1,607,828
Bidvest Group Ltd. (The)	77,243	814,293
Clicks Group Ltd.	65,488	993,475
FirstRand Ltd.	1,249,921	3,672,331
Gold Fields Ltd.	231,666	1,969,039
Growthpoint Properties Ltd.	852,036	653,496
Impala Platinum Holdings Ltd.	210,820	2,216,598
Kumba Iron Ore Ltd.	17,299	589,080
Mr. Price Group Ltd.	68,776	723,167
MTN Group Ltd.	448,851	1,921,130
MultiChoice Group	114,927	966,126
Naspers Ltd., Class N	114,467	23,142,655
Nedbank Group Ltd.	96,734	765,684
NEPI Rockcastle PLC	104,472	531,802
Northam Platinum Ltd.(a)	93,171	1,061,010
Old Mutual Ltd.	1,258,402	950,535
Remgro Ltd.	140,944	839,494
Sanlam Ltd.	470,857	1,687,038
Sasol Ltd.(a)	146,505	1,143,451
Shoprite Holdings Ltd.	133,897	1,105,437
SPAR Group Ltd. (The)	49,771	614,023
Standard Bank Group Ltd.	339,732	2,659,245
Vodacom Group Ltd.	168,004	1,337,736
Woolworths Holdings Ltd.	261,912	592,153

		55,764,881

South Korea — 8.0%
Amorepacific Corp.	8,366	1,353,318
AMOREPACIFIC Group	7,534	358,130
BGF retail Co. Ltd.	1,901	215,603
CJ CheilJedang Corp.	2,195	717,087
CJ Corp.	4,141	296,013
Doosan Bobcat Inc.	13,023	353,659
GS Engineering & Construction Corp.	15,817	453,119
GS Holdings Corp.	13,574	429,957
Hana Financial Group Inc.	78,670	2,406,560
Hankook Tire & Technology Co. Ltd.	19,709	582,427
Hanwha Solutions Corp.	27,539	1,188,367
Hyundai Heavy Industries Holdings Co. Ltd.	2,501	631,720
Hyundai Marine & Fire Insurance Co. Ltd.	16,978	342,153
KB Financial Group Inc.	103,705	4,250,166
Korea Gas Corp.	7,492	191,946
LG Chem Ltd.	12,027	8,695,133
LG Corp.	24,953	1,592,049
LG Display Co. Ltd.(a)	60,964	840,180
LG Electronics Inc.	28,126	2,173,217
LG Household & Health Care Ltd.	2,485	3,400,018
LG Innotek Co. Ltd.	3,743	524,301
Lotte Chemical Corp.	4,537	1,156,237
Lotte Corp.	6,792	217,285
NAVER Corp.	32,387	8,121,994
Samsung Card Co. Ltd.	7,320	218,962

Security	Shares	Value

South Korea (continued)
Samsung Electro-Mechanics Co. Ltd.	14,688	$2,070,695
Samsung Fire & Marine Insurance Co. Ltd.	8,166	1,387,382
Samsung SDI Co. Ltd.	14,452	6,961,200
Shinhan Financial Group Co. Ltd.	115,652	3,365,410
SK Holdings Co. Ltd.	9,239	1,765,893
SK Innovation Co. Ltd.	14,570	2,277,900
SK Telecom Co. Ltd.	10,427	2,237,958
S-Oil Corp.	11,930	750,375
Woori Financial Group Inc.	142,716	1,267,813
Yuhan Corp.	12,565	731,269

		63,525,496

Taiwan — 14.8%
Accton Technology Corp.	133,000	1,115,236
Acer Inc.	758,000	615,655
Advantech Co. Ltd.	102,288	1,101,743
ASE Technology Holding Co. Ltd.	853,000	2,292,423
AU Optronics Corp.(a)	2,243,000	960,077
Catcher Technology Co. Ltd.	181,000	1,193,860
Cathay Financial Holding Co. Ltd.	2,081,000	2,949,650
Chailease Holding Co. Ltd.	329,240	1,801,998
Cheng Shin Rubber Industry Co. Ltd.	465,000	693,360
Chicony Electronics Co. Ltd.	158,000	473,404
China Steel Corp.	3,090,000	2,471,783
Chunghwa Telecom Co. Ltd.	1,001,000	3,810,490
Compal Electronics Inc.	1,083,000	733,336
CTBC Financial Holding Co. Ltd.	4,610,000	3,097,325
Delta Electronics Inc.	512,000	4,032,769
E.Sun Financial Holding Co. Ltd.	2,974,125	2,624,305
Eva Airways Corp.	7,000	3,107
Evergreen Marine Corp. Taiwan Ltd.(a)	622,000	539,019
Far Eastern New Century Corp.	791,000	760,403
Far EasTone Telecommunications Co. Ltd.	424,000	922,305
First Financial Holding Co. Ltd.	2,718,410	2,031,476
Fubon Financial Holding Co. Ltd.	1,743,000	2,709,057
Hiwin Technologies Corp.	67,800	726,705
Hotai Motor Co. Ltd.	78,000	1,754,162
Hua Nan Financial Holdings Co. Ltd.	2,195,232	1,397,894
Innolux Corp.	2,173,000	766,201
Inventec Corp.	651,000	532,174
Lite-On Technology Corp.	561,000	945,743
MediaTek Inc.	397,000	9,805,736
Micro-Star International Co. Ltd.	179,000	785,019
Nan Ya Plastics Corp.	1,356,000	3,054,301
President Chain Store Corp.	152,000	1,381,212
Quanta Computer Inc.	759,000	2,050,452
Ruentex Development Co. Ltd.	221,000	326,043
SinoPac Financial Holdings Co. Ltd.	2,673,000	1,040,972
Standard Foods Corp.	109,000	238,632
Taishin Financial Holding Co. Ltd.	2,556,117	1,197,234
Taiwan Business Bank	1,503,700	524,930
Taiwan High Speed Rail Corp.	501,000	552,809
Taiwan Mobile Co. Ltd.	439,000	1,495,550
Taiwan Semiconductor Manufacturing Co. Ltd.	2,304,000	38,841,224
Uni-President Enterprises Corp.	1,273,000	2,903,079
United Microelectronics Corp.	3,050,000	4,333,830
Vanguard International Semiconductor Corp.	239,000	880,449
Win Semiconductors Corp.	90,000	1,057,802
Wistron Corp.	743,000	778,126
Yageo Corp.	98,000	1,519,726

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG MSCI EM Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Yuanta Financial Holding Co. Ltd.	2,555,720	$1,712,631

		117,535,417

Thailand — 3.3%
Advanced Info Service PCL, NVDR	312,200	1,811,276
Airports of Thailand PCL, NVDR	1,126,200	2,382,704
B Grimm Power PCL, NVDR	214,900	348,102
Bangkok Dusit Medical Services PCL, NVDR	2,508,400	1,782,830
BTS Group Holdings PCL, NVDR	2,109,900	711,437
Bumrungrad Hospital PCL, NVDR	116,700	480,302
Central Pattana PCL, NVDR	580,900	974,568
Charoen Pokphand Foods PCL, NVDR(c)	1,025,800	974,934
CP ALL PCL, NVDR(a)	1,533,900	3,067,800
Energy Absolute PCL, NVDR	384,400	568,658
Gulf Energy Development PCL, NVDR	620,600	718,050
Home Product Center PCL, NVDR	1,571,100	763,477
Indorama Ventures PCL, NVDR	441,000	466,512
Intouch Holdings PCL, NVDR	594,500	1,090,736
IRPC PCL, NVDR	434,500	39,069
Kasikornbank PCL, Foreign	306,900	1,116,000
Kasikornbank PCL, NVDR(c)	156,800	570,182
Land & Houses PCL, NVDR	2,109,900	547,528
Minor International PCL, NVDR(a)	813,700	667,099
Muangthai Capital PCL, NVDR(a)	199,100	355,418
PTT Exploration & Production PCL, NVDR	359,300	1,149,166
PTT Global Chemical PCL, NVDR	592,100	1,120,586
Siam Cement PCL (The), NVDR	204,500	2,528,364
Siam Commercial Bank PCL (The), NVDR	223,000	630,298
Thai Oil PCL, NVDR(c)	302,900	475,628
Thai Union Group PCL, NVDR	811,300	404,980
Total Access Communication PCL, NVDR	195,400	242,231
True Corp. PCL, NVDR(c)	2,981,900	321,355

		26,309,290

Turkey — 0.2%
KOC Holding AS	205,335	463,052
Turk Hava Yollari AO(a)(c)	158,002	230,269
Turkcell Iletisim Hizmetleri AS	301,895	571,197

		1,264,518

United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank PJSC	731,336	1,210,548
Aldar Properties PJSC	1,029,791	852,283
Dubai Islamic Bank PJSC	471,285	574,808
Emirates NBD Bank PJSC	663,602	1,978,259
Emirates Telecommunications Group Co. PJSC	459,919	2,168,655
First Abu Dhabi Bank PJSC	721,206	2,477,879

		9,262,432

Total Common Stocks — 97.8% (Cost: $690,915,594)		777,134,934

Preferred Stocks

Brazil — 1.9%
Banco Bradesco SA, Preference Shares, NVS	1,167,410	5,266,853
Cia. Energetica de Minas Gerais, Preference Shares, NVS	257,049	602,754

Security	Shares	Value

Brazil (continued)
Itau Unibanco Holding SA, Preference Shares, NVS	1,274,800	$6,759,613
Itausa SA, Preference Shares, NVS	1,167,200	2,292,728

		14,921,948

Chile — 0.2%
Embotelladora Andina SA, Class B, Preference Shares, NVS	107,528	241,823
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	30,505	1,427,793

		1,669,616

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	120,755	939,095

South Korea — 0.1%
LG Chem Ltd., Preference Shares, NVS	2,068	666,253
LG Household & Health Care Ltd., Preference Shares, NVS	527	330,997

		997,250

Total Preferred Stocks — 2.3% (Cost: $24,640,010)		18,527,909

Rights

China — 0.0%
Sino Ocean Group Holding Ltd. (Expires 12/09/20)(a)	3,278	0	(e)

Total Rights — 0.0% (Cost: $0)		0	(e)

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(f)(g)(h)	676,241	676,647

Total Short-Term Investments — 0.1% (Cost: $676,714)		676,647

Total Investments in Securities — 100.2% (Cost: $716,232,318)		796,339,490

Other Assets, Less Liabilities — (0.2)%		(1,309,844)

Net Assets — 100.0%		$795,029,646

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG MSCI EM Leaders ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,152,885	$—	$(3,474,565	)(a)	$(1,685)	$12	$676,647	676,241	$7,133	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	1,070,000	—	(1,070,000	)(a)	—	—	—	—	184		—

					$(1,685)	$12	$676,647		$7,317		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$777,134,934	$—		$—	$777,134,934
Preferred Stocks	18,527,909	—		—	18,527,909
Rights	—	0	(a)	—	0	(a)
Money Market Funds	676,647	—		—	676,647

	$796,339,490	$0	(a)	$—	$796,339,490

(a)	Rounds to less than $1.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company